REVENUES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Medical Business Unit [Member]
REVENUES (Details) [Line Items]
Revenues	$ 1,554	$ 289
Product [Member]
REVENUES (Details) [Line Items]
Revenues	1,241
Service [Member]
REVENUES (Details) [Line Items]
Revenues	$ 313